Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
OPERATING REVENUES	$ 683.1	$ 651.8
COST OF SALES
Mining and processing	339.0	387.2
Impairment of El Chanate inventory (note 7)	0.0	64.0
Royalties (note 19)	17.4	21.6
Amortization	165.0	166.6
Cost of sales	521.4	639.4
EXPENSES
Exploration	6.7	11.0
Corporate and administrative	19.8	17.4
Share-based compensation (note 12)	9.2	6.6
Total expenses	557.1	674.4
(LOSS) EARNINGS FROM OPERATIONS	126.0	(22.6)
Finance expense	(2.5)	(3.0)
Foreign exchange loss	0.3	(4.4)
Other loss (note 13)	5.1	(8.4)
Loss on redemption of senior secured notes
(LOSS) EARNINGS BEFORE INCOME TAXES	128.9	(38.4)
INCOME TAXES (note 11)
Current income tax expense	(12.7)	(17.3)
Deferred income tax (expense) recovery	(20.1)	(16.9)
NET (LOSS) EARNINGS	96.1	(72.6)
Items that may be subsequently reclassified to net earnings:
Unrealized (loss) gain on currency hedging instruments, net of taxes	6.0	(7.4)
Unrealized loss on fuel hedging instruments, net of taxes	0.5	(0.5)
Items that will not be reclassified to net earnings:
Unrealized (loss) gain on equity securities, net of taxes	2.5	(1.8)
Total other comprehensive (loss) income	9.0	(9.7)
COMPREHENSIVE (LOSS) INCOME	$ 105.1	$ (82.3)
(LOSS) EARNINGS PER SHARE (note 12)
- basic (usd per share)	$ 0.25	$ (0.19)
- diluted (usd per share)	$ 0.24	$ (0.19)
Weighted average number of common shares outstanding (000's)
- basic (in shares)	390,160	389,816
- diluted (in shares)	393,427	389,816